Capital and Financial Risk Management - Summary of Notional and Fair Values in Respect of Derivative Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	€ 162	€ 49
Derivative (liability)/asset [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	€ (27)	€ 11